Equity - Summary of Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2020 yr $ / shares	Dec. 31, 2019 yr $ / shares
Equity [abstract]
Weighted average exercise price | $ / shares	$ 14.42	$ 28.62
Dividend yield	2.13%	1.05%
Risk-free interest rate	1.19%	1.81%
Expected option life | yr	6.1	5.9
Expected volatility	41.00%	41.00%
Forfeiture rate	1.16%	0.55%